Stock Based Compensation - Summary of RSAs activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Beginning Balance Unvested	49,581
Granted during the year	2,299,902
Canceled during the year	(150,630)
Vested during the year	(2,140,897)
Ending Balance Unvested	57,956	49,581
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.58
Weighted Average Grant Date Fair Value, Granted during the year	0.46	$ 5.88
Weighted Average Grant Date Fair Value, Canceled during the year	0.35
Weighted Average Grant Date Fair Value, Vested during the year	0.52
Weighted Average Grant Date Fair Value, Ending Balance	$ 0.67	$ 0.58